Trade and Other Receivables - Schedule of Trade and Other Receivables (Detail) - GBP (£) £ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017
Current
Trade receivables	£ 1,732		£ 1,741	£ 1,774
Prepayments	698		1,103	733
Accrued income	34		777	955
Deferred contract costs	417
Other receivables	341		393	373
Trade and other receivable current	3,222	£ 3,677	4,014	3,835
Non-current
Other assets	173		317	360
Deferred contract costs	272
Trade and other receivables	£ 445	£ 431	£ 317	£ 360